Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the year	$ (106,780)	$ (71,341)
Provision	(53,371)	(37,927)	$ (21,517)
Exchange rate effect	(6,159)	2,488
Balance at end of the year	$ (166,310)	$ (106,780)	$ (71,341)